Legal Proceedings - Additional Information (Detail)	1 Months Ended
	Aug. 05, 2011 Lina LegalMatter	Jul. 24, 2012 Technology Properties Limited LegalMatter	Jun. 14, 2013 Legal Claim 1 LegalMatter	Aug. 27, 2012 Commonwealth Scientific and Industrial Research Organisation LegalMatter	Apr. 17, 2012 Kevin Khoa Nguyen LegalMatter	Apr. 23, 2013 Jones LegalMatter	Nov. 27, 2013 Carag LegalMatter	Jan. 25, 2013 Trimmer LegalMatter	Dec. 17, 2013 Shaev LegalMatter	Jan. 08, 2014 Taylor LegalMatter	Jan. 23, 2014 Maitland-Lewis LegalMatter
Loss Contingencies [Line Items]
Number of putative shareholder derivative complaints filed	1	1	1	1	1	1	1	1	1	1	1